REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Disclosure of revenue
	Year ended December 31
	2022	2021	2020
	USD thousands

Programmatic	274,355	266,616	161,625
Performance	60,895	75,329	50,295

	335,250	341,945	211,920